Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments:
In assessing the fair value of financial instruments, we use methods and assumptions that are based on market conditions and other risk factors existing at the time of assessment. Fair value information for our financial instruments is as follows:
Long-Term Debt—the fair values of our senior notes and other fixed rate foreign borrowings are estimated using Level 1 inputs and account for the majority of the difference between the recorded amount and fair value of our long-term debt. The carrying value of our remaining long-term debt reported in the accompanying consolidated balance sheets approximates fair value as substantially all of such debt bears interest based on prevailing variable market rates currently available in the countries in which we have borrowings.

	December 31,
	2013		2012
	Recorded Amount	Fair Value	Recorded Amount	Fair Value
	(In thousands)
Long-term debt	$1,078,864	$1,109,878	$699,288	$764,784

Foreign Currency Forward Contracts—we enter into foreign currency forward contracts in connection with our risk management strategies in an attempt to minimize the financial impact of changes in foreign currency exchange rates. These derivative financial instruments are used to manage risk and are not used for trading or other speculative purposes. The fair values of our foreign currency forward contracts are estimated based on current settlement values. At December 31, 2013 and 2012, we had outstanding foreign currency forward contracts with notional values totaling $321.4 million and $274.0 million, respectively. At December 31, 2013, $0.2 million was included in Other accounts receivable associated with the fair value of our foreign currency forward contracts. At December 31, 2012, $0.3 million was included in Other accounts receivable and $0.8 million was included in Accrued expenses associated with the fair value of our foreign currency forward contracts.
Gains and losses on foreign currency forward contracts are recognized currently in Other (expenses) income, net; further, fluctuations in the value of these contracts are generally expected to be offset by changes in the value of the underlying exposures being hedged. For the years ended December 31, 2013, 2012 and 2011 we recognized (losses) gains of $(1.1) million, $5.1 million and $1.0 million, respectively, in Other (expenses) income, net in our consolidated statements of income related to the change in the fair value of our foreign currency forward contracts. These amounts are generally expected to be offset by changes in the value of the underlying exposures being hedged which are also reported in Other (expenses) income, net. Also, for the years ended December 31, 2013, 2012 and 2011, we recorded $1.1 million, $(5.1) million and $(1.0) million, respectively, related to the change in the fair value of our foreign currency forward contracts, and net cash settlements of $(1.8) million, $4.8 million and $(3.0) million, respectively, in Other, net in our consolidated statements of cash flows.